SHARE-BASED COMPENSATION - Stock option valuation (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED COMPENSATION
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Contractual term (in years)	10 years	10 years	10 years	10 years
Outstanding weighted average stock options | Minimum
SHARE-BASED COMPENSATION
Expected volatility	46.00%	48.00%	44.00%	42.00%
Risk free interest rate (per annum)	0.30%	0.00%	1.60%	2.49%
Exercise multiple	2.8	2.8	2.8	2.8
Outstanding weighted average stock options | Maximum
SHARE-BASED COMPENSATION
Expected volatility	49.00%	61.00%	45.00%	47.00%
Risk free interest rate (per annum)	0.70%	1.40%	1.90%	2.69%
Exercise multiple	2.2	2.2	2.2	2.2
Non-vested restricted shares
Number of restricted stock
Unvested at the beginning of the period (in shares)	33,334	33,334	133,334	0
Granted (in shares)	50,066	275,850	151,655	160,190
Vested (in shares)	(50,066)	(309,184)	(184,988)	(26,856)
Forfeited (in shares)			66,667
Unvested the end of the period (in shares)	33,334	0	33,334	133,334
Weighted-average grant date fair value per share
Unvested at the beginning of the period (in dollars per share)	$ 2.26	$ 2.26	$ 2.26	$ 0
Granted (in dollars per share)	0.51	0.45	1.41	1.95
Vested (in dollars per share)	0.51	0.65	0.75	0.39
Forfeited (in dollars per share)			2.26
Unvested restricted common stock at the end of the period (in dollars per share)	$ 2.26	$ 0	$ 2.26	$ 2.26